Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events
Subsequent Events

22.Subsequent Events

a)On February 26, 2015, the Company granted 427,500 restricted shares to one director and certain of its key employees. These restricted shares will vest over a four-year service period, with 25% of the restricted shares subject to vesting on the first anniversary of the date of grant and the remaining 75% subject to vesting in twelve quarterly installments.